LOAN COMMITMENTS, FINANCIAL GUARANTEES AND SIMILAR INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan Commitments Financial Guarantees And Similar Instruments
Commitments to extend credit (1)	R$ 341,763,232	R$ 299,288,995
Financial guarantees (2)	119,229,609	105,816,558
Letters of credit for imports	897,221	439,463
Total	R$ 461,890,062	R$ 405,545,016